Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The CMD Committee typically approves annual equity-based awards at its annual March meeting. The March meeting occurs after annual financial results are available — at least three weeks after we release our fiscal year-end earnings. The CMD Committee may approve equity-based grants on other dates for purposes such as newly hired executives, executives promoted into positions eligible for such grants, or to retain executives important to the Company. The Company determines a specific calendar of trading blackout dates each year, and equity-based awards are generally not granted on any of the designated trading blackout dates or at other times when there is undisclosed material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The CMD Committee typically approves annual equity-based awards at its annual March meeting. The March meeting occurs after annual financial results are available — at least three weeks after we release our fiscal year-end earnings. The CMD Committee may approve equity-based grants on other dates for purposes such as newly hired executives, executives promoted into positions eligible for such grants, or to retain executives important to the Company.The Company determines a specific calendar of trading blackout dates each year, and equity-based awards are generally not granted on any of the designated trading blackout dates or at other times when there is undisclosed material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company determines a specific calendar of trading blackout dates each year, and equity-based awards are generally not granted on any of the designated trading blackout dates or at other times when there is undisclosed material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false